Pension and severance plans (Tables)	12 Months Ended
Mar. 31, 2015
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Allocation of Plan Assets

	Yen in millions
	Fair Value at	Fair Value Measurements Using Inputs Considered as
	March 31, 2014	Level 1	Level 2	Level 3
Equity securities:
Japanese companies	¥281	¥281	¥–	¥—
Foreign companies	233	233	–	—
Debt securities:				—
Pooled funds *1	757	–	757	—
Other assets:
Cash and cash equivalents	1,793	1,793	–	—
Life insurance company general accounts	5,179	–	5,179	—
Pooled funds *2	11,183	–	11,183	—
Others	2,464	–	2,464	—

Total	¥21,890	¥2,307	¥19,583	¥—

*1These funds invest in approximately 68% Japanese bonds, 32% foreign bonds.

*2These funds primarily invest in listed equity securities consisting of approximately 7% Japanese companies and 31% foreign companies, and debt security consisting of approximately 6% Japanese bonds and 37% foreign bonds.

	Yen in millions
	Fair Value at	Fair Value Measurements Using Inputs Considered as
	March 31, 2015	Level 1	Level 2	Level 3
Equity securities:
Japanese companies	¥335	¥335	¥—	¥—
Foreign companies	262	262	—	—
Debt securities:
Pooled funds *1	1,019	—	1,019	—
Other assets:
Cash and cash equivalents	4,175	4,175	—	—
Life insurance company general accounts	6,063	—	6,063	—
Pooled funds *2	14,090	—	14,090	—
Others	2,314	—	2,314	—

Total	¥28,258	¥4,772	¥23,486	¥—

*1These funds invest in approximately 65% Japanese bonds, 35% foreign bonds.

*2These funds primarily invest in listed equity securities consisting of approximately 4% Japanese companies and 28% foreign companies, and debt security consisting of approximately 7% Japanese bonds and 47% foreign bonds.

Changes in Fair Value of Plan Assets Categorized as Level Three

Others	Yen in millions
	March 31	March 31
	2014	2015
Balance at beginning of year	¥2,070	¥—
Actual return on plan assets and other	394	—
Transfers out of level 3 *	(2,464)	—

Balance at end of year	¥—	¥—

*All the level 3 assets were transferred into level 2 for the year ended March 31, 2014 because we got the ability to redeem the level 3 assets at net asset value at the measurement date.

Schedule of Expected Benefit Payments
	Yen in millions
	Japanese plans	Foreign plans
2016	¥921	¥2,534
2017	832	1,211
2018	863	1,180
2019	1,105	1,254
2020	1,030	1,202
Years 2021-2025	¥5,770	¥6,097

Japanese plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Net Funded Status

Japanese plans:

	Yen in millions
	March 31
	2014	2015
Change in benefit obligation:
Benefit obligation at beginning of year	¥14,079	¥17,666
Service cost	927	1,167
Interest cost	180	188
Actuarial loss	196	832
Acquisition and other	4,278	—
Plan amendment	(143)	(190)
Benefits paid	(1,851)	(1,469)

	17,666	18,194

Change in plan assets:
Fair value of plan assets at beginning of year	7,827	11,777
Actual return on plan assets	576	1,029
Employer contribution	1,135	3,167
Acquisition and other	3,202	—
Benefits paid	(963)	(1,044)

Fair value of plan assets at end of year	11,777	14,929

Funded status	¥(5,889)	¥(3,265)

Schedule of Amounts Recognized in Balance Sheet
	Yen in millions
	March 31
	2014	2015
Accrued pension and severance costs	¥5,963	¥5,116
Other non-current assets	(74)	(1,851)

Net amounts recognized	¥5,889	¥3,265

Schedule of Net Periodic Benefit Cost Not yet Recognized
	Yen in millions
	March 31
	2014	2015
Actuarial loss	¥(1,562)	¥(1,684)
Prior service credit	1,393	1,381

Pension liability adjustments, pre-tax	¥(169)	¥(303)

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets
	Yen in millions
	March 31
	2014	2015
Projected benefit obligations	¥14,889	¥11,056
Accumulated benefit obligations	14,623	10,763
Fair value of plan assets	¥8,925	¥5,941

Schedule of Net Benefit Costs

	Yen in millions
	For the year ended March 31
	2013	2014	2015
Components of net periodic (benefit) cost:
Service cost	¥910	¥927	¥1,167
Interest cost	197	180	188
Expected return on plan assets	(139)	(164)	(236)
Amortization of net actuarial loss	123	92	79
Amortization of prior service credit	(146)	(157)	(207)

Net periodic pension cost	¥945	¥878	¥991

Japanese plans | Benefit Obligations
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Assumptions Used
	March 31
	2014	2015
Discount rate	1.2%	1.2%
Rate of compensation increase	4.2%	4.1%

Japanese plans | Net Periodic Benefit Cost
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Assumptions Used
	For the year ended
	March 31
	2013	2014	2015
Discount rate	1.6%	1.3%	1.2%
Expected return on plan assets	2.3%	2.6%	2.5%
Rate of compensation increase	2.3%	2.2%	4.2%

Foreign plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Net Funded Status

Foreign plans:

	Yen in millions
	March 31
	2014	2015
Change in benefit obligation:
Benefit obligation at beginning of year	¥19,966	¥21,966
Service cost	553	508
Interest cost	741	828
Actuarial gain(loss)	(548)	3,689
Acquisition and other	131	(51)
Foreign currency exchange rate changes	2,155	1,948
Benefits paid	(1,032)	(1,269)

	21,966	27,619

Change in plan assets:
Fair value of plan assets at beginning of year	7,014	10,113
Actual return on plan assets	957	1,177
Employer contribution	2,103	1,054
Foreign currency exchange rate changes and other	714	1,779
Benefits paid	(675)	(794)

Fair value of plan assets at end of year	10,113	13,329

Funded status	¥(11,853)	¥(14,290)

Schedule of Amounts Recognized in Balance Sheet
	Yen in millions
	March 31
	2014	2015
Accrued pension and severance costs	¥11,853	¥14,290

Net amounts recognized	¥11,853	¥14,290

Schedule of Net Periodic Benefit Cost Not yet Recognized
	Yen in millions
	March 31
	2014	2015
Actuarial gain(loss)	¥142	¥(4,501)

Pension liability adjustments, pre-tax	¥142	¥(4,501)

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets
	Yen in millions
	March 31
	2014	2015
Projected benefit obligations	¥21,498	¥27,045
Accumulated benefit obligations	21,300	25,362
Fair value of plan assets	¥9,464	¥12,595

Schedule of Net Benefit Costs

	Yen in millions
	For the year ended March 31
	2013	2014	2015
Components of net periodic (benefit) cost:
Service cost	¥549	¥553	¥508
Interest cost	625	741	828
Expected return on plan assets	(445)	(443)	(1,170)
Amortization of net actuarial loss	6	27	14
Net periodic pension cost	¥735	¥878	¥180

Foreign plans | Benefit Obligations
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Assumptions Used
	March 31
	2014	2015
Discount rate	4.4%	3.3%
Rate of compensation increase	3.0%	3.5%

Foreign plans | Net Periodic Benefit Cost
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Assumptions Used
	For the year ended
	March 31
	2013	2014	2015
Discount rate	4.7%	4.4%	4.4%
Expected return on plan assets	7.5%	7.5%	7.6%
Rate of compensation increase	3.0%	3.0%	3.0%